Intangible Assets by Type (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Finite-lived Intangible Assets	Dec. 31, 2011 Finite-lived Intangible Assets	Dec. 31, 2012 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2011 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2012 Finite-lived Intangible Assets Customer Contracts - Investment Services	Dec. 31, 2011 Finite-lived Intangible Assets Customer Contracts - Investment Services	Dec. 31, 2012 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2011 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2012 Indefinite-lived Intangible Assets		Dec. 31, 2011 Indefinite-lived Intangible Assets		Dec. 31, 2012 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2011 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2012 Indefinite-lived Intangible Assets Trade Name		Dec. 31, 2011 Indefinite-lived Intangible Assets Trade Name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 7,280	$ 7,270		$ 4,592	$ 4,591	$ 2,114	$ 2,109	$ 2,353	$ 2,351	$ 125	$ 131	$ 2,688	[1]	$ 2,679	[1]	$ 1,320	[1]	$ 1,313	[1]	$ 1,368	[1]	$ 1,366	[1]
Accumulated amortization	(2,471)	(2,118)		(2,471)	(2,118)	(1,353)	(1,189)	(1,018)	(834)	(100)	(95)
Net carrying amount	$ 4,809	$ 5,152	$ 5,696	$ 2,121	$ 2,473	$ 761	$ 920	$ 1,335	$ 1,517	$ 25	$ 36	$ 2,688	[1]	$ 2,679	[1]	$ 1,320	[1]	$ 1,313	[1]	$ 1,368	[1]	$ 1,366	[1]
Remaining weighted average amortization period				12 years		12 years		12 years		5 years

[1]	Intangible assets not subject to amortization have an indefinite life.